Schedule Of Land Use Rights (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Land Lease Payment Schedule Of Land Use Rights 1		20,419
Prepaid Land Lease Payment Schedule Of Land Use Rights 2		20,419
Prepaid Land Lease Payment Schedule Of Land Use Rights 3	3,277
Prepaid Land Lease Payment Schedule Of Land Use Rights 4		(2,421)
Prepaid Land Lease Payment Schedule Of Land Use Rights 5		(2,971)
Prepaid Land Lease Payment Schedule Of Land Use Rights 6	(477)
Prepaid Land Lease Payment Schedule Of Land Use Rights 7		17,998
Prepaid Land Lease Payment Schedule Of Land Use Rights 8		17,448
Prepaid Land Lease Payment Schedule Of Land Use Rights 9	2,800
Prepaid Land Lease Payment Schedule Of Land Use Rights 10		17,448
Prepaid Land Lease Payment Schedule Of Land Use Rights 11		16,898
Prepaid Land Lease Payment Schedule Of Land Use Rights 12	2,712
Prepaid Land Lease Payment Schedule Of Land Use Rights 13		550
Prepaid Land Lease Payment Schedule Of Land Use Rights 14		550
Prepaid Land Lease Payment Schedule Of Land Use Rights 15	$ 88